Summary of Significant Accounting Policies - Summary of Aging of Trade Receivables (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of significant accounting policies [line items]
Accounts Receivable	€ 17,822,933	€ 11,234,308
Impairment/Write-off	(90,000)	0
Accounts Receivable, Net of Allowance for Impairment	17,732,933	11,234,308
0 to 30 days [member]
Disclosure of significant accounting policies [line items]
Accounts Receivable	17,822,933	11,234,308
Impairment/Write-off	(90,000)	0
Accounts Receivable, Net of Allowance for Impairment	17,732,933	11,234,308
Thirty One to Sixty Days [member]
Disclosure of significant accounting policies [line items]
Accounts Receivable	0	0
Impairment/Write-off	0	0
Accounts Receivable, Net of Allowance for Impairment	0	0
Sixty plus days [member]
Disclosure of significant accounting policies [line items]
Accounts Receivable	0	0
Impairment/Write-off	0	0
Accounts Receivable, Net of Allowance for Impairment	€ 0	€ 0